OTHER INVESTMENTS (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other investments
Other investments (Gross)	₽ 16,875	₽ 1,953
Allowance for ECL	(2)
Total other investments	16,873	1,953
At amortized cost
Other investments
Notes	15,327
Deposits	139	9
Loans and unquoted notes	12	621
Other	₽ 1,397	₽ 1,323